Investments in joint ventures and associates - Disclosure of share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 1,238	£ 867
Exchange adjustments	72	25
Additions	197	486
Share of post-tax results for the year	171	92
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(182)	(158)
Disposals	(167)	(50)
Other movements	(30)	(25)
Investments accounted for using equity method, ending balance	1,300	1,238
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	961	638
Exchange adjustments	52	19
Additions	157	469
Share of post-tax results for the year	162	49
Share of other comprehensive income of associates, net of tax	0	0
Dividends received	(152)	(123)
Disposals	0	(50)
Other movements	(34)	(41)
Investments accounted for using equity method, ending balance	1,146	961
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	277	229
Exchange adjustments	20	6
Additions	40	17
Share of post-tax results for the year	9	43
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(30)	(35)
Disposals	(167)	0
Other movements	4	16
Investments accounted for using equity method, ending balance	£ 154	£ 277